Collateralized transactions - Securities transferred in repurchase agreements and securities lending transactions (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2015		Mar. 31, 2015
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[1]	¥ 33,560	[2]	¥ 29,268
Securities lending transactions	[1]	2,849	[2]	¥ 2,924
Total gross recognized liabilities	[3]	36,409
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		222
Securities lending transactions		2,823
Total gross recognized liabilities		3,045
Japanese government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		445
Securities lending transactions		0
Total gross recognized liabilities		445
Foreign government, agency and municipal securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		26,044
Securities lending transactions		22
Total gross recognized liabilities		26,066
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		3,008
Securities lending transactions		3
Total gross recognized liabilities		3,011
Commercial mortgage-backed securities ("CMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		¥ 27
Securities lending transactions
Total gross recognized liabilities		¥ 27
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements	[4]	¥ 3,691
Securities lending transactions
Total gross recognized liabilities	[4]	¥ 3,691
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements		¥ 123
Securities lending transactions
Total gross recognized liabilities		¥ 123
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Repurchase agreements
Securities lending transactions		¥ 1
Total gross recognized liabilities		¥ 1

[1]	Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2015, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,979 billion and \2,091 billion, respectively. As of March 31, 2015, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,507 billion and \52 billion, respectively. As of September 30, 2015, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \831 billion and \1,710 billion, respectively. As of September 30, 2015, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was \1,392 billion and \151 billion, respectively.
[2]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[3]	Repurchase agreements and securities lending transactions are reported within Collateralized financing-Securities sold under agreements to repurchase and Collateralized financing-Securities loaned in the consolidated balance sheets, respectively. Amounts reported for securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets. The total gross recognized liabilities reported for repurchase agreements and securities lending transactions are consistent with the total gross balances reported in the offsetting disclosures above.
[4]	Includes \3,605 billion of U.S. government sponsored agency mortgage pass-through securities and collateralized mortgage obligations.